VOYA EQUITY TRUST

Voya Small Company Fund

(the "Fund")

Supplement dated July 29, 2022

to the Fund's Class A, Class C, Class I, Class R, Class R6, Class T, and Class W Shares'

Prospectus and Class P3 Shares' Prospectus, each dated September 30, 2021, as supplemented

(together, the "Prospectuses")

Effective July 12, 2022, Russell Shtern, CFA was added as a portfolio manager for the Fund.

Effective immediately, the Prospectuses are revised as follows:

1.The sub-section of the Prospectuses entitled "Portfolio Management – Portfolio Managers" in the Fund's Summary Section is deleted in its entirety and replaced with the following:

Portfolio Managers
Vincent Costa, CFA	Gareth Shepherd, PhD, CFA
Portfolio Manager (since 06/22)	Portfolio Manager (since 06/22)
Russell Shtern, CFA
Portfolio Manager (since 07/22)

2.The sub-section of the Prospectuses entitled "Management of the Funds – The Sub-Advisers and Portfolio Managers – Voya Small Company Fund" is revised to add the following:

Russell Shtern, CFA, Portfolio Manager, joined Voya IM in July 2022. Previously Mr. Shtern served as a senior portfolio manager at Franklin Templeton's Investment Solutions group (2020-2022) where he was responsible for managing smart beta and active multi-factor equity strategies. Prior to Franklin Templeton, Mr. Shtern was head of equity portfolio management and trading and a member of the global equity management team for QS Investors (a Legg Mason affiliate), a quantitative multi-asset and equity manager (2014-2020).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

VOYA EQUITY TRUST

Voya Small Company Fund

(the "Fund")

Supplement dated July 29, 2022

to the Fund's Class A, Class C, Class I, Class P3, Class R, Class R6, Class T, and Class W Shares'

Statement of Additional Information, dated September 30, 2021, as supplemented

(the "SAI")

Effective July 12, 2022, Russell Shtern, CFA was added as a portfolio manager for the Fund.

Effective immediately, the SAI is revised as follows:

1.The table in the sub-section of the SAI entitled "Sub-Adviser – Portfolio Management – Other Accounts Managed" is amended to include the following:

	Registered Investment		Other Pooled		Other Accounts
	Companies		Investment Vehicles
	Number of	Total	Number of	Total	Number of	Total
Portfolio Manager	Accounts	Assets	Accounts	Assets	Accounts	Assets
Russell Shtern, CFA5	0	$0	0	$0	0	$0

5As of May 31, 2022.

2.The line item with respect to the Fund in the table in the sub-section of the SAI entitled "Sub- Adviser – Portfolio Management – Compensation" is deleted in its entirety and replaced with the following:

Fund	Portfolio Manager	Benchmark

Voya Small Company Fund	Vincent Costa, CFA,	Russell 2000® Index
Gareth Shepherd, PhD, CFA, and
Russell Shtern, CFA

3.The tables in the sub-section of the SAI entitled "Sub-Adviser – Portfolio Management – Ownership of Securities – Voya Small Company Fund" are amended to include the following:

Portfolio Manager	Dollar Range of Fund Shares Owned
Russell Shtern, CFA2	None

2As of May 31, 2022.

Portfolio Manager	Dollar Range of Fund Shares Allocated Under Deferred
Compensation
Russell Shtern, CFA2	None

2As of May 31, 2022.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE